Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rent Payments Due Under Non-Cancellable Leases	As of December 31, 2024, future minimum rent payments due under non-cancellable leases with initial are as follows:
Years ending December 31,	Amount
2025	175,000
Thereafter	-
$175,000